Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	€ 56	€ 65
Leasehold improvements and equipment	1,414	1,113
Long term financial assets	3,825
Total non-current assets	5,295	1,178
Current assets
Cash and cash equivalents	94,829	39,837
Financial assets	13,974
Trade and other receivables	1,429	1,102
Inventories	260	241
Other assets	387	800
Total current assets	110,879	41,980
TOTAL ASSETS	116,174	43,158
Equity
Issued capital	624	468
Capital reserves	239,055	213,778
Fair value reserves	2,594
Accumulated deficit	(202,144)	(182,667)
Total equity	40,129	31,579
Non current liabilities
Borrowings	1,690	4,086
Contract liabilities	37,512
Total non-current liabilities	39,202	4,086
Current liabilities
Trade and other payables	9,425	4,180
Borrowings	3,083	3,083
Contract liabilities	24,335	230
Total current liabilities	36,843	7,493
TOTAL EQUITY AND LIABILITIES	€ 116,174	€ 43,158